LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

8. LEASES

Operating lease

As of December 31, 2024, the Company had operating lease for its office. The remaining lease terms are 1 year. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. As of December 31, 2024, the weighted average remaining lease term was 1 year (2023: two years) and the weighted average discount rate was 5.25% (2023: 5.52%). Cash paid for operating lease included in the operating cash flows is US$40,406 during the year.

The following table presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheet.

	December 31,
	2023	2024
	US$’000	US$’000
Right-of-use asset	259	259
Accumulated depreciation	(186)	(222)
Right-of-use asset, net	73	37

	December 31,
	2023	2024
	US$’000	US$’000
Operating lease liabilities
Current portion	36	37
Non-current portion	38	–
Total operating lease liabilities	74	37

The following table summarizes the maturity of operating lease liabilities as of December 31, 2024:

2024
Future payment	US$’000
2025	38
Total	38
Imputed interest	(1)
Present value of lease liabilities	37

Finance lease

On July 17, 2023, the Company acquired a vehicle through a finance lease agreement. The agreement entails 60 monthly installments, with an interest rate of 5.43% per annum, based on principal amount of US$144,356. As of December 31, 2023 and 2024, the weighted average remaining lease term was 4.5 years and 3.5 years.

The following table presents the finance lease related assets and liabilities recorded on the Company’s consolidated balance sheets.

	December 31,
	2023	2024
	US$’000	US$’000
Motor vehicle	239	239
Accumulated depreciation	(24)	(48)
Motor vehicle, net	215	191

	December 31,
	2023	2024
	US$’000	US$’000
Finance lease liabilities
Current portion	29	29
Non-current portion	101	72
Total finance lease liabilities	130	101

The following table summarizes the maturity of finance lease liabilities as of December 31, 2024:

2024
US$’000
2025	33
2026	33
2027	33
2028	16
Total	115
Imputed interest	(14)
Present value of lease liabilities	101